UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21819

                          PNC LONG-SHORT TEDI FUND LLC
               (Exact name of registrant as specified in charter)

                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


PNC LONG-SHORT TEDI
FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2008

PNC LONG-SHORT TEDI FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

PNC Long-Short TEDI Fund LLC (the "Fund") invests substantially all of its assets in PNC Long-Short Master Fund LLC (the "Master Fund"). As of June 30, 2008, the Fund owned 4.86% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                                  % OF
INVESTMENT FUNDS*                                    COST         VALUE      MEMBERS' CAPITAL
SECTOR HEDGED EQUITY
   Artis Technology Qualified 2X, L.P.**         $ 3,366,812   $ 6,612,106        11.97%
   DAFNA Fund, L.L.C., Series A                    1,978,980     2,906,387         5.26
   Lucas Energy Total Return Partners II           3,000,000     3,825,844         6.93
   TCS Capital II, L.P.                            1,852,411     4,117,029         7.46
                                                 -----------   -----------        -----
      Total Sector Hedged Equity                  10,198,203    17,461,366        31.62
EVENT HEDGED EQUITY
   Castlerigg Partners, L.P.                       1,500,000     1,436,495         2.60
   Harbinger Capital Partners Fund I, L.P.         2,500,000     4,705,799         8.52
   Owl Creek II, L.P.                              4,000,000     4,904,337         8.88
                                                 -----------   -----------        -----
      Total Event Hedged Equity                    8,000,000    11,046,631        20.00
INTERNATIONAL HEDGED EQUITY
   Firebird Global Fund II, L.P.                   1,000,000       978,940         1.77
   Horseman Global Fund, L.P.                      1,588,673     4,715,735         8.54
   Kingdon Associates, L.P.**                      2,141,595     3,744,992         6.78
                                                 -----------   -----------        -----
      Total International Hedged Equity            4,730,268     9,439,667        17.09
U.S. HEDGED EQUITY
   Blue Harbour Strategic Value Partners, L.P.     4,000,000     3,449,929         6.25
   Wynnefield Partners Small Cap Value, L.P.       2,041,099     4,394,695         7.96
                                                 -----------   -----------        -----
      Total U.S. Hedged Equity                     6,041,099     7,844,624        14.21
TRADING
   Cipher Composite Fund L.P.**                    1,513,156     2,729,209         4.94
   Peak Select Partners L.P.                       1,302,237     2,001,625         3.62
                                                 -----------   -----------        -----
      Total Trading                                2,815,393     4,730,834         8.56
CREDIT
   Camulos Partners, L.P.                          3,500,000     3,017,681         5.46
                                                 -----------   -----------        -----
      Total Credit                                 3,500,000     3,017,681         5.46
                                                 -----------   -----------        -----
   Total Investment Funds                        $35,284,963   $53,540,803        96.94%
                                                 ===========   ===========        =====

*    All investments are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

As of June 30, 2008, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

COUNTRY                      COST         VALUE
Great Britain - 8.54%    $ 1,588,673   $ 4,715,735
United States - 88.40%    33,696,290    48,825,068
                         -----------   -----------
                         $35,284,963   $53,540,803
                         ===========   ===========

Percentages above are based on members' capital of $55,228,472. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $35,284,963. Net unrealized appreciation on investments for tax purposes was $18,255,840 consisting of $19,372,795 of gross unrealized appreciation and $1,116,955 of gross unrealized depreciation.

PNC LONG-SHORT TEDI FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

The investments in Investment Funds on the previous page, representing 96.94% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors. In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at June 30, 2008:

                                   Level 1   Level 2     Level 3        Total
                                   -------   -------   -----------   -----------
Investments in other hedge funds     $--       $--     $53,540,803   $53,540,803
                                     ---       ---     -----------   -----------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                 Change in
  Beginning                     unrealized                     Net transfers      Ending
Balance as of    Realized      appreciation/   Net purchase/   in and/or out   Balance as of
   3/31/08      gain/(loss)   (depreciation)       sales         of Level 3       6/30/08
-------------   -----------   --------------   -------------   -------------   -------------
 $49,812,745       $--          $2,728,058       $1,000,000        $--          $53,540,803
 -----------       ---          ----------       ----------        ---          -----------

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Long-Short TEDI Fund LLC

/s/ Kevin A. McCreadie
----------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin A. McCreadie
----------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2008

/s/ Jennifer E. Spratley
----------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: August 22, 2008